Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ 724	$ 369
Effect of asset limitation and minimum funding requirement	(223)	(208)
Net asset (liability) at end of year	501	161
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	346	362
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	8,886	8,529
Fair value of assets	9,956	9,260
Excess (deficit) of fair value of assets over total benefit obligation	1,070	731
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,091)	(1,063)
Net asset (liability) at end of year	(1,091)	(1,063)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	890	930
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	264	217
Fair value of assets	63	84
Excess (deficit) of fair value of assets over total benefit obligation	$ (201)	$ (133)